Shareholder Report, Holdings (Details) - C000014305	Oct. 31, 2024
FR_46625H100
Holdings [Line Items]
Percent of Total Investments	4.60%
FR_437076102
Holdings [Line Items]
Percent of Total Investments	3.10%
FR_65339F101
Holdings [Line Items]
Percent of Total Investments	3.00%
FR_595112103
Holdings [Line Items]
Percent of Total Investments	2.70%
FR_45687V106
Holdings [Line Items]
Percent of Total Investments	2.70%
FR_166764100
Holdings [Line Items]
Percent of Total Investments	2.60%
FR_816851109
Holdings [Line Items]
Percent of Total Investments	2.60%
FR_693475105
Holdings [Line Items]
Percent of Total Investments	2.60%
FR_808513105
Holdings [Line Items]
Percent of Total Investments	2.60%
FR_883556102
Holdings [Line Items]
Percent of Total Investments	2.40%
SectorShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	1.50%
SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	4.20%
SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	4.50%
SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	4.80%
SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.30%
SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	5.50%
SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	6.20%
SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	6.40%
SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	8.20%
SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	15.30%
SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	16.20%
SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	21.90%